Rydex Dynamic Funds
Titan 500 Fund
Temptest 500 Fund
Velocity 100 Fund
Venture 100 Fund
Rydex Series Funds
U.S. Government Money Market Fund

Supplement dated November 2, 2000
to the Rydex Dynamic Funds Prospectus and
Statement of Additional Information
dated March 1, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information (SAI) and should be read in conjunction with the Prospectus and SAI.

The bar chart located on page
10 and all of the information on page 11 is revised as follows:

U.S.  GOVERNMENT MONEY MARKET FUND
*The year-to-date return for the period from January 1, 2000 through June 30, 2000 is 2.51%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 1999)1




                                   1 YEAR       5 YEAR          SINCE INCEPTION
                                                                 (12/03/93)3
INVESTOR CLASS SHARES                4.25%       4.60%             4.31%
ADVISOR CLASS SHARES                 3.73%       4.41%             4.21%
90-DAY TREASURY COMPOSITE2           4.64%       5.00%             4.84%


1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The 90-Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.
3 Inception date reflects commencement of Fund operations. Advisor Class Shares were offered beginning April 1, 1998.
YIELD Call (800) 820-0888 or visit www.rydexfunds.com for the Funds current yield.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold either Investor Class or Advisor Class Shares of the Fund.



                             INVESTOR CLASS                ADVISOR CLASS

SHAREHOLDER FEES *               NONE                           NONE

ANNUAL FUND OPERATING EXPENSES  (expenses that are deducted from Fund assets)
MANAGEMENT FEES                  .50%                           .50%
DISTRIBUTION (12b-1) FEES        NONE                           .25%
OTHER EXPENSES                   .38%                           .65%

TOTAL ANNUAL
FUND OPERATING EXPENSES          .88%                          1.40%



* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

                                    EXAMPLE
This example is intended to help you compare the cost of investing in either the Investor Class or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR          3 YEARS        5 YEARS        10 YEARS

  INVESTOR CLASS         $92              $289          $501           $1,113
  ADVISOR CLASS         $147              $457          $789           $1,727

In addition, the U.S. Government Money Market Fund Financial Highlights located on page 32 and 33 have been updated to include the following columns:

                                Investor Class          Advisor Class
                                    YEAR                   YEAR
                                    ENDED                 ENDED
                                    3/31/00              3/31/00

Net Asset Value -
Beginning of Period                 $1.00                  $1.00
Net Investment Income (Loss)          .04                    .04

Net Increase in Net Asset Value
Resulting from Operations             .04                    .04

Distributions to Shareholders
from Net Investment Income           (.04)                  (.04)

Net Increase in Net Asset Value       .00                    .00

Net Asset Value - End of Period     $1.00                  $1.00

Total Investment Return (%)          4.48%                  3.94%

Ratios to Average Net Assets:
  Gross Expenses (%)                 0.89%                  1.41%
  Net Expenses (%)                   0.88%                  1.40%
  Net Investment Income (Loss)(%)    4.36%                  3.85%


Supplementary  Data Net Assets,  End of Period (000s omitted)  $686,198 $212,181

Financial Highlights
The financial highlights table is intended to help you understand the Funds financial performance for their periods of operations. Certain information reflects financial results for a single E-Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an E-Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has not been audited. The 2000 Semi-Annual report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100.


                                           Period Ended June 30, 2000
                     Titan 500       Tempest 500     Velocity 100    Venture 100
                        Fund*            Fund*          Fund*            Fund*

Per Share Operating Performance:
Net Asset Value
Beginning of Period    $ 25.00         $ 50.00        $ 25.00         $  50.00

Net Investment Income      .06             .15            .10              .22

Net Realized and Unrealized
Gains (Losses) on Securities
                          1.01           (3.17)          8.29           (21.25)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations 1.07           (3.02)          8.39           (21.03)

Distributions to Shareholders
                             0               0              0                0

Net Increase (Decrease) in Net Asset Value
                         1.07            (3.02)          8.39           (21.03)
Net Asset Value - End of Period
                       $ 26.07         $ 46.98        $ 33.39         $  28.97
Total Investment Return
                          4.28           (6.04)         33.56           (42.06)

Ratios to Average Net Assets:
 Gross Expenses**         8.18            9.02           4.88            13.79
 Net Expenses**           1.75            1.75           1.74             1.73
 Net Investment Income**  2.02            2.92           3.19             6.48

Supplementary Data:
Portfolio Turnover Rate***   0               0              0                0
Net Assets, End of Period
(000s omitted)        $ 16,311        $ 12,561       $ 49,303           $ 4,181

*Commencement of Operations: May 19, 2000 Titan 500 Fund and Tempest 500 Fund, May 24, 2000 Velocity 100 Fund, and May 23, 2000 Venture 100 Fund **Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
Calculated using the average daily shares outstanding for the period.


The following paragraph supplements and, to the extent it may contradict disclosure in the Prospectus, supercedes the information found on pages 19 and 20 of the Prospectus:
                DIRECT  INVESTMENT  IN THE DYNAMIC  FUNDS
In most cases,Investors may only invest in a Dynamic Fund through an exchange transaction, as described in the Prospectus. Nonetheless, you may be able to purchase shares of the Dynamic Funds through your financial intermediary, without first purchasing shares of the Money Market fund. Please contact your financial intermediary directly for more information and to determine if this option is available to you.On November 30, 2000 the Advisor will be moving to a new location. After November 30, 2000 all references to the address and phone and fax numbers of Rydex Dynamic Funds, its officers and trustees, and the Advisor should be replaced with the following information:

                Address- 9601 Blackwell Road
                        Suite 500
                        Rockville,  MD 20850

                Phone- (301)  296-5100
                        1-800-820-0888

                Fax- (301) 296-5103
PLEASE   RETAIN   THIS   SUPPLEMENT   FOR  FUTURE   REFERENCE